Other Income (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Interest and Other Income
The following table depicts the components of other income for the years ended December 31, 2016 and December 31, 2015:

	Year ended	Year ended
	December 31,	December 31,
	2016	2015

Realized gain (loss) clearing of derivative contracts	$2,382,184	$4,662,012
Loss on sale of fixed assets	-	(13,661)
Miscellaneous income	24,124	27,105
Interest income	32	398
Other Income	$2,406,340	$4,675,854